Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 17—Subsequent Events

The Company has evaluated subsequent events through the date the condensed consolidated financial statements were issued and determined that there are no material events that warrant disclosure or recognition in the condensed consolidated financial statements.

Note 19—Subsequent Events

(a) Stock Option Grant

In February 2020, the Company granted 1,937,315 stock options to 75 existing employees, executives and directors under the 2019 Plan. Such stock options were issued with an exercise price of $5.43 per share and a grant date fair value per share ranging from $3.41 to $3.55. The stock options vest in accordance with terms typically granted under the 2019 Plan. The Company recorded equity-based compensation expense of $0.3 million related to the grant for the quarter ended March 31, 2020 and will continue to recognize equity-based compensation expense over the vesting term.

(b) Early Discovery Divestiture

In March 2020, the Company and a private biotechnology company (“NewCo”) executed an agreement to divest the Company’s Early Discovery capabilities. Pursuant to the asset purchase agreement, NewCo purchased certain assets, including specified intellectual property, from the Company in exchange for $17.5 million in cash, which will be paid in incremental payments until June 2021, and $10.0 million in equity of NewCo. The NewCo equity interest will be received during the next twelve months. The Company is eligible to receive low single digit future royalties on net sales of certain assets sold by NewCo. The divestiture resulted in a reduction in headcount by 23 employees, which all transitioned to NewCo. Concurrent with the divestiture, the Company’s Branford, CT lease and certain revenue contracts were assigned to and assumed by NewCo. The Company concluded the assets did not meet the criteria for held-for-sale classification or discontinued operations accounting as of December 31, 2019, therefore the impact of the sale was recorded in March 2020.

(c) Common Stock Warrant Exercise

In March 2020, one investor exercised the outstanding Common Stock Warrant to purchase 297,241 shares of common stock at a purchase price of $0.04 per share. No Common Stock Warrants were outstanding subsequent to the exercise.

(d) CARES Act

Effective March 27, 2020, the United States enacted the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) to provide relief to Company’s impacted by the Coronavirus outbreak. The CARES Act made temporary changes to the U.S. Internal Revenue Code, including a change to allow a five year carryback of net operating losses incurred during the years ended December 31, 2018, 2019, and 2020, eliminated the NOL utilization limitation from 80% to 100% for losses incurred during those years, and the acceleration of the U.S federal AMT credit. The Securities and Exchange Commission has yet to provide guidance for the accounting of for certain income tax effects of the CARES Act. The Company expects to complete the analysis of these temporary provisions and account for the financial statement impact in 2020, the period of enactment.

(e) Reverse Stock Split

The Company’s Board of Directors and stockholders approved a one-for-4.2775 reverse stock split of the Company’s common stock that became effective on June 12, 2020, which also results in a corresponding adjustment to the outstanding shares of enterprise junior stock. All shares and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split and adjustment of the Preferred Stock conversion ratios.